Other income and other expenses (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Other Income And Expenses [Abstract]
Summary of Other Income and Expense

Other income is analysed as follows:

	2024	2023	2022
Gain on disposal of certain items of property	3	4	157
VAT relief	1,169	1,475	1,573
Reimbursements	935	2,875	1,289
Other	2,694	2,762	3,505
Total	4,801	7,116	6,524